SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
EBP France
EBP, Accounting Policy [Line Items]
Summary of Investments at Fair Value
The following table sets forth by level within the hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis on June 30, 2026.

	2026			2025
Asset Group	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Procter & Gamble Company common stock	130,345,726			134,927,478
Other investments	95,456,117			77,442,079
TOTAL	225,801,843			212,369,557